SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change In Non Cash Working Capital Items [Abstract]
Accounts receivable	$ (7,394)	$ 8,689
Inventories	(7,722)	(5,958)
Prepaids	(962)	763
Accounts payable and accrued liabilities	10,477	1,207
Customer advance payments	2,478	1,216
Net change in working capital	(3,123)	5,917
Non-cash investing and financing activities
Cariboo acquisition, net assets	0	61,232
Right-of-use assets acquired	$ 18,714	$ 11,454